Business combination (Tables)	12 Months Ended
Dec. 31, 2021
Business combination
Schedule of fair value of each major class of consideration transferred on the acquisition date

The following table summarizes the fair value of each major class of consideration transferred on the acquisition date.

Cash	700,938
Accounts payable for business combination (note 18)	82,635
Accounts payable	45,726
Retained amount	30,000
Other	6,909
Total consideration transferred	783,573

Schedule of identifiable net assets acquired

The following table summarizes the recognized amounts of assets acquired and liabilities assumed on the acquisition date:

Assets	Fair value
Current
Cash and cash equivalents	8,216
Trade receivables (a)	56,313
Recoverable taxes	1,668
Other assets	2,386
Current assets	68,583
Non-current
Recoverable taxes	3,932
Property, plant and equipment (note 13)	9,149
Intangible assets (i) (note 14)	148,523
Right-of-use assets (note 15)	5,414
Non-current assets	167,018
Total assets	235,601

Liabilities	Fair value
Current
Suppliers	5,627
Lease liabilities (note 15)	3,105
Salaries and welfare charges	23,436
Tax liabilities	10,569
Contract liabilities	1,933
Other liabilities	26
Current liabilities	44,696
Non-current
Other liabilities	18
Lease liabilities (note 15)	3,035
Non-current liabilities	3,053
Total liabilities	47,749
Total identifiable net assets acquired	187,852
(a) Gross contractual amount receivable is R$56,854 and R$541 is not expected to be collected.
Schedule of acquired intangible assets at fair value
(i) According to the purchase price on August 10, 2021:
Fair value
Network software (note 14)	191
Internally developed software (note 14)	22,613
Customer relationship (note 14)	88,961
Non-compete agreement (note 14)	16,257
Brands (note 14)	20,501
Total intangible assets at fair value (note 14)	148,523

Schedule of goodwill arising from acquisition

Goodwill arising from the acquisition has been recognized as follows:

	Note	Goodwill
Consideration transferred	9.a	783,573
Fair value of identifiable net assets	9.c	(187,852)
Goodwill (note 14)		595,721